Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY LIQUID ASSET FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000093285
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2012
MORGAN STANLEY LIQUID ASSET FUND INC (Prospectus Summary) | MORGAN STANLEY LIQUID ASSET FUND INC | MORGAN STANLEY LIQUID ASSET FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWLXX